ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE TAX-EXEMPT MONEY FUND
Unaudited		May 31, 2007
Portfolio of Investments †	$ Par	Value
(Amounts in 000s)
MUNICIPAL SECURITIES 106.1%
Alabama 1.0%
Birmingham Water & Sewer, VRDN, 3.82%, 1/1/33 (1)	9,600	9,600
		9,600
Alaska 0.9%
Valdez Marine, BP Pipelines, VRDN, 3.90%, 6/1/37	3,255	3,255
Valdez Marine, BP Pipelines, VRDN, 3.90%, 7/1/37	5,000	5,000
		8,255
Arizona 1.1%
Reset Optional Certificates Trust II, Salt River Agricultural
Improvement & Power, VRDN, 3.82%, 1/1/37	2,400	2,400
Salt River Agricultural Improvement & Power
VRDN, 3.82%, 1/1/31	7,440	7,440
		9,840
Arkansas 1.4%
Arkansas, GO, VRDN, 3.82%, 12/1/14	5,500	5,500
Arkansas Hosp. Equipment Fin. Auth., Baptist Health
Little Rock, VRDN, 3.81%, 11/1/10 (1)	7,600	7,600
		13,100
Colorado 4.8%
Colorado HFA, VRDN, 3.82%, 9/1/40	6,230	6,230
Denver City & County IDRB, W.W. Grainger
VRDN, 3.88%, 12/1/09	2,190	2,190
Denver Convention Center Hotel Auth.
VRDN, 3.82%, 12/1/35 (2)	6,895	6,895
Denver Convention Center Hotel Auth.
VRDN, 3.82%, 12/1/35 (2)	30,000	30,000
		45,315
Delaware 2.1%
Delaware HFA, Beebe Medical Center, VRDN, 3.85%, 6/1/30	19,770	19,770
		19,770
District of Columbia 2.4%
District of Columbia, GO, VRDN, 3.80%, 6/1/26 (3)	12,000	12,000
District of Columbia, GO, VRDN, 3.83%, 6/1/26 (3)	10,000	10,000
		22,000
Florida 6.7%
Florida Board of Ed., GO, VRDN, 3.83%, 6/1/13 (4)	3,400	3,400
Florida Board of Ed., Lottery Revenue, VRDN, 3.83%, 7/1/18 (5)	5,785	5,785
Florida Board of Ed., GO, VRDN, 3.83%, 6/1/22	9,000	9,000
Gainsville Regional Utilities, VRDN, 3.80%, 10/1/36	10,000	10,000
Jacksonville Electric Auth., Water & Sewer
VRDN, 3.80%, 10/1/41 (2)	3,000	3,000
Merill Lynch, GO, VRDN, 3.83%, 6/1/28	11,000	11,000
Merrill Lynch, Baptist Health, VRDN, 3.84%, 8/15/42	8,375	8,375
South Miami HFA, Baptist Health, VRDN, 3.82%, 8/15/37	10,660	10,660
Tampa Bay Water, VRDN, 3.83%, 10/1/29 (4)	2,000	2,000
		63,220
Georgia 7.1%
Atlanta Airport, VRDN, 3.82%, 1/1/33 (3)	5,175	5,175
Atlanta Water & Sewer, VRDN, 3.83%, 11/1/16 (4)	4,500	4,500
Burke County Dev. Auth., Oglethorpe Power
TECP, 3.75%, 9/13/07 (5)	5,000	5,000
Coweta County Dev. Auth., City of Newnan
VRDN, 3.82%, 7/1/24 (1)	5,100	5,100
Dekalb County Water & Sewer, VRDN, 3.83%, 10/1/35	6,625	6,625
Eclipse Funding Trust, Athen-Clarke County, GO
VRDN, 3.81%, 1/1/35 (1)	5,000	5,000
Georgia, GO, VRDN, 3.82%, 7/1/10	10,000	10,000
Georgia, GO, VRDN, 3.82%, 6/1/12	2,225	2,225
Georgia, GO, VRDN, 3.82%, 5/1/20	2,772	2,772
Georgia Private Colleges & Univ. Auth., Emory Univ.
TECP, 3.70%, 9/11/07	2,750	2,750
Georgia Private Colleges & Univ. Auth., Emory Univ.
TECP, 3.70%, 10/3/07	3,750	3,750
Georgia Private Colleges & Univ. Auth., Emory Univ.
TECP, 3.72%, 8/21/07	4,000	4,000
Merrill Lynch, Metropolitan Atlanta Rapid Transit Auth.
VRDN, 3.82%, 7/1/29 (4)	6,555	6,555
Monroe County Dev. Auth., Oglethorpe Power
TECP, 3.75%, 9/12/07 (5)	3,020	3,020
		66,472
Hawaii 0.5%
Eclipse Funding Trust, Honolulu Board of Water Supply
3.81%, 7/1/14 (1)(6)	5,000	5,000
		5,000
Illinois 12.8%
Chicago, GO, VRDN, 3.64%, 2/20/09 (Tender 12/6/07)	3,650	3,650
Chicago, GO, VRDN, 3.82%, 1/1/14 (3)	2,330	2,330
Chicago, GO, VRDN, 3.83%, 1/1/27 (3)	14,980	14,980
Chicago Board of Ed., GO, VRDN, 3.82%, 12/1/27 (5)	9,280	9,280
Chicago O' Hare Int'l. Airport, VRDN, 3.82%, 1/1/33 (4)	3,000	3,000
Cook County, GO, VRDN, 3.82%, 11/15/13 (5)	4,000	4,000
Cook County, GO, VRDN, 3.83%, 11/15/13 (5)	7,520	7,520
Eclipse Funding Trust, Illinois Toll Highway Auth.
VRDN, 3.82%, 1/1/31 (3)	9,990	9,990
Eclipse Funding Trust, GO, VRDN, 3.90%, 3/1/12 (5)(6)	400	400
Illinois, GO, VRDN, 3.82%, 6/1/20	6,000	6,000
Illinois, GO, VRDN, 3.83%, 11/1/12 (5)	2,000	2,000
Illinois Dev. Fin. Auth., Palos Community Hosp.
VRDN, 3.83%, 11/15/11	4,500	4,500
Illinois Dev. Fin. Auth., Palos Community Hosp.
VRDN, 3.83%, 9/1/15	2,000	2,000
Illinois Dev. Fin. Auth., Palos Community Hosp.
VRDN, 3.83%, 11/15/24	8,100	8,100
Lehman Municipal Trust Receipts, Northwestern Univ.
VRDN, 3.84%, 12/1/38	4,915	4,915
Merrill Lynch, Metropolitan Water Reclaim Dist., GO
VRDN, 3.83%, 12/1/34	5,000	5,000
Metropolitan Pier & Exposition Auth., VRDN, 3.83%, 6/15/23 (1)	1,500	1,500
Metropolitan Water Reclaim Dist., GO, VRDN, 3.82%, 12/1/29	11,540	11,540
Regional Transportation Auth., VRDN, 3.80%, 6/1/25	18,845	18,845
		119,550
Indiana 4.3%
Eclipse Funding Trust, Indiana Municipal Power Agency
VRDN, 3.82%, 1/1/32 (5)	17,490	17,490
Indiana Bond Bank, 4.25%, 1/31/08	5,000	5,019
Indiana HFFA, Ascension Health, 5.00%, 11/1/07	2,500	2,515
Indiana HFFA, Ascension Health, VRDN, 3.76%, 11/15/36	15,000	15,000
		40,024
Kansas 1.2%
Kansas Dev. Fin. Auth., Cheasapeake Apartments, Multi-Family
VRDN, 3.80%, 7/1/30	11,000	11,000
		11,000
Louisiana 1.8%
Louisiana, VRDN, 3.83%, 5/1/14 (3)	4,990	4,990
Louisiana, GO, VRDN, 3.83%, 5/1/26 (3)	5,590	5,590
Reset Optional Certificates Trust II, Louisiana Gas
VRDN, 3.82%, 5/1/41 (4)	5,000	5,000
St. Charles Parish, PCR, Shell Oil Company
VRDN, 3.90%, 10/1/22	1,000	1,000
		16,580
Maryland 6.6%
Baltimore County, GO, TECP, 3.76%, 8/22/07	3,000	3,000
Maryland, GO, VRDN, 3.82%, 8/15/11	10,000	10,000
Maryland CDA, Residential, 3.67%, 9/12/07	10,500	10,500
Maryland Economic Dev. Corp., Providence Center
VRDN, 3.87%, 5/3/27	2,000	2,000
Maryland HHEFA, Indian Creek School, VRDN, 3.86%, 12/1/29	12,300	12,300
Maryland HHEFA, Mercy Ridge, VRDN, 3.79%, 4/1/31	8,110	8,110
Maryland HHEFA, Norwood School, VRDN, 3.88%, 11/1/25	2,115	2,115
Montgomery County Economic Dev., Howard Hughes Medical
Institute, VRDN, 3.81%, 10/15/20	8,500	8,500
Montgomery County Housing Opportunities Commission
Oakwood, Multi-Family, VRDN, 3.77%, 11/1/07	5,000	5,000
		61,525
Michigan 6.3%
Detroit Sewage Disposal, VRDN, 3.78%, 7/1/36 (4)	8,000	8,000
Detroit Sewage Disposal, VRDN, 3.90%, 7/1/33 (3)	4,700	4,700
Lehman Municipal Trust Receipts, Detroit Water Supply
VRDN, 3.84%, 7/1/34 (3)	12,000	12,000
Michigan, GO, TAN, 4.25%, 9/28/07	29,500	29,543
Michigan Hosp. Fin. Auth., Trinity Health
VRDN, 3.90%, 11/1/18	1,500	1,500
Univ. of Michigan, VRDN, 3.95%, 12/1/37	3,300	3,300
		59,043
Minnesota 1.8%
Minnesota, GO, 5.00%, 6/1/07	160	160
Minnesota, GO, VRDN, 3.82%, 10/1/21	4,240	4,240
Minnesota, GO, VRDN, 3.83%, 11/1/26	12,180	12,180
		16,580
Missouri 1.4%
Missouri HEFA, SSM Health Care, 5.00%, 6/1/07	5,100	5,100
Missouri HEFA, Washington Univ., VRDN, 3.90%, 9/1/30	4,400	4,400
Missouri HEFA, Washington Univ., VRDN, 3.93%, 2/15/34	2,500	2,500
Univ. of Missouri, Curators, VRDN, 3.93%, 11/1/35	1,200	1,200
		13,200
Nevada 1.1%
Clark County School Dist., GO, VRDN, 3.83%, 6/15/23 (4)	2,715	2,715
Eclipse Funding Trust, Truckee Meadows Water Auth.
VRDN, 3.81%, 7/1/34 (2)	5,000	5,000
Las Vegas Valley Water District, GO, 3.82%, 6/1/14 (3)	2,790	2,790
		10,505
New Mexico 2.1%
New Mexico, GO, TRAN, 4.25%, 6/29/07	13,000	13,003
New Mexico, GO, TRAN, 4.50%, 6/29/07	7,000	7,002
		20,005
New York 0.0%
Metropolitan Transportation Auth., VRDN, 3.80%, 11/15/26 (5)	20	20
		20
North Carolina 8.5%
Charlotte, GO, TECP, 3.75%, 2/11/08	2,835	2,835
Charlotte, GO, VRDN, 3.83%, 6/1/10	3,810	3,810
Charlotte, Water & Sewer, TECP, 3.57%, 8/10/07	5,000	5,000
Charlotte, Water & Sewer, TECP, 3.59%, 8/10/07	2,258	2,258
Guilford County, GO, VRDN, 3.76%, 3/1/25	22,800	22,800
North Carolina, GO, 3.82%, 9/1/17	3,995	3,995
North Carolina, GO, 3.82%, 3/1/18	2,700	2,700
Union County, GO, 3.75%, 12/4/07	4,000	4,000
Univ. of North Carolina, Board of Governors
TECP, 3.72%, 1/16/08	5,000	5,000
Univ. of North Carolina, Board of Governors
TECP, 3.82%, 12/1/34	4,485	4,485
Wake County, Public Improvement, GO, VRDN, 3.75%, 4/1/20	8,790	8,790
Wake County, Public Improvement, GO, VRDN, 3.76%, 4/1/19	7,575	7,575
Winston-Salem, GO, VRDN, 3.83%, 1/1/08	900	900
Winston-Salem, Water & Sewer, VRDN, 3.89%, 6/1/37	5,000	5,000
		79,148
Ohio 3.5%
Cuyahoga County Hosp., MetroHealth, VRDN, 3.79%, 2/1/35	9,915	9,915
Merrill Lynch, Ohio, GO, VRDN, 3.81%, 3/1/26	3,000	3,000
Ohio Turpike, VRDN, 3.83%, 2/15/24 (4)	7,975	7,975
Ohio Water Dev. Auth., Fresh Water, VRDN, 3.81%, 12/1/34	12,000	12,000
		32,890
Oregon 0.4%
Oregon, GO, VRDN, 3.89%, 6/1/28	3,800	3,800
		3,800
Pennsylvania 2.2%
Allegheny County Hosp. Auth., Univ. of Pittsburgh Medical
Center, VRDN, 3.89%, 12/1/16	9,209	9,209
Bethlehem Area School District, VRDN, 3.79%, 1/1/32 (3)	3,250	3,250
Geisinger Auth., Health System, VRDN, 3.87%, 8/1/28	5,700	5,700
Reset Optional Certificates Trust II, Philadelphia Water & Sewer
VRDN, 3.82%, 11/1/31 (4)	2,650	2,650
		20,809
South Carolina 2.5%
South Carolina, GO, VRDN, 3.82%, 1/1/10	9,000	9,000
South Carolina Public Service, TECP, 3.68%, 9/12/07	8,090	8,090
South Carolina Public Service, TECP, 3.70%, 8/17/07	6,500	6,500
		23,590
South Dakota 2.7%
South Dakota HEFA, Avera Health, VRDN, 3.88%, 7/1/25 (1)	6,255	6,255
South Dakota HEFA, Sanford Health, VRDN, 3.88%, 11/1/34	4,830	4,830
South Dakota HEFA, Sioux Valley Hosp., VRDN, 3.88%, 11/1/14	14,545	14,545
		25,630
Tennessee 2.5%
Metropolitan Nashville & Davidson County, GO
VRDN, 3.82%, 10/15/17 (4)	9,665	9,665
Tennessee School Bond Auth., TECP, 3.70%, 8/9/07	8,000	8,000
Tennessee School Bond Auth., TECP, 3.70%, 9/6/07	6,000	6,000
		23,665
Texas 10.1%
Arlington, Dallas Cowboys, VRDN, 3.83%, 8/15/35 (1)	10,000	10,000
Dallas Area Rapid Transit, VRDN, 3.82%, 12/1/31 (5)	8,000	8,000
Eclipse Funding Trust, Dallas Water & Sewer
VRDN, 3.81%, 10/1/13 (3)(6)	3,060	3,060
Harris County, GO, TECP, 3.80%, 8/3/07	2,500	2,500
Harris County Health Fac. Dev. Corp., Methodist Hosp.
VRDN, 3.86%, 12/1/32	2,700	2,700
Harris County Health Fac. Dev. Corp., Texas Childrens Hosp.
VRDN, 3.91%, 10/1/29 (1)	4,700	4,700
Harris County Metropolitan Transit Auth., 3.78%, 9/10/07	4,000	4,000
Houston Airport, VRDN, 3.82%, 7/1/30 (3)	2,995	2,995
Houston Independent School Dist., GO, 3.63%, 6/15/31
(Tender 6/15/07)	3,000	3,000
Houston Independent School Dist., GO, 3.83%, 2/15/12 (3)	1,670	1,670
Lehman Municipal Trusts Receipts, Univ. of Texas, Board of Ed.
VRDN, 3.90%, 10/1/34	5,665	5,665
San Antonio Electric & Gas, TECP, 3.70%, 8/8/07	4,200	4,200
Texas, GO, 4.50%, 8/31/07	39,500	39,570
Univ. of Texas, Board of Regents, TECP, 3.70%, 8/8/07	3,000	3,000
		95,060
Vermont 0.6%
Vermont Ed. & Health Buildings Fin. Agency, Middlebury
College, 3.70%, 5/1/28 (Tender 5/1/08)	5,725	5,725
		5,725
Virginia 2.3%
Alexandria IDA, Institute for Defense Analyses
VRDN, 3.82%, 10/1/30 (5)	7,000	7,000
Charlottesville, Univ. of Virginia Foundation
VRDN, 3.76%, 12/1/37	9,860	9,860
Virginia Beach, GO, VRDN, 3.83%, 9/15/26	5,000	5,000
		21,860
Washington 3.4%
Energy Northwest, 7.00%, 7/1/07 (7)	650	652
Energy Northwest, VRDN, 3.83%, 7/1/17 (1)	2,775	2,775
Energy Northwest, VRDN, 3.83%, 7/1/18 (1)	3,790	3,790
Port of Seattle, VRDN, 3.82%, 12/1/23 (1)	7,145	7,145
Port of Seattle, VRDN, 3.82%, 7/1/33 (1)	4,345	4,345
Seattle, GO, VRDN, 3.82%, 4/1/15	5,945	5,945
Washington, GO, 5.00%, 7/1/07	1,300	1,301
Washington, GO, VRDN, 3.82%, 7/1/12 (1)	5,500	5,500
		31,453

Total Municipal Securities (Cost $994,234)		994,234

Total Investments in Securities
106.1% of Net Assets (Cost $994,234)		$994,234

†	Denominated in U.S. dollars unless otherwise noted.
(1)	Insured by MBIA Insurance Corp.
(2)	Insured by XL Capital Assurance Inc.
(3)	Insured by Financial Security Assurance Inc.
(4)	Insured by Financial Guaranty Insurance Company
(5)	Insured by AMBAC Assurance Corp.
(6)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$8,460 and represents 0.9% of net assets.
(7)	Escrowed to maturity
CDA	Community Development Administration
GO	General Obligation
HEFA	Health & Educational Facility Authority
HFA	Health Facility Authority
HFFA	Health Facility Financing Authority
HHEFA	Health & Higher Educational Facility Authority
IDA	Industrial Development Authority/Agency
IDRB	Industrial Development Revenue Bond
PCR	Pollution Control Revenue
TAN	Tax Anticipation Note
TECP	Tax Exempt Commercial Paper
TRAN	Tax Revenue Anticipation Note
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer 's agent at a predetermined price (generally par)
on specified dates upon required notification; rate shown is effective rate at period-end.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Tax-Exempt Money Fund
Unaudited	May 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax-Exempt Money Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest current income exempt from federal income taxes.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning March 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At May 31, 2007, the cost of investments for federal income tax purposes was $994,234,000.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Exempt Money Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	July 24, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	July 24, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	July 24, 2007